Income tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax balances
Taxable deduction offsets expire, period	6 years
Gross movement of tax	$ 10,439	$ 1,755
Deferred tax asset net	8,272	2,725
Increase of net profit	3,100	3,074
Sweden
Deferred income tax balances
Tax losses	77,091	40,683
Sweden | Tax losses related to Interest expense
Deferred income tax balances
Tax losses	$ 15,047	$ 14,924
Available of offsetting against future taxable profits, period	6 years